Intangible assets - Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 584,026
Amortization	(36,995)	€ (71,163)	€ (96,893)
Intangible assets and goodwill at end of period	605,508	584,026
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	485,622
Intangible assets and goodwill at end of period	510,258	485,622
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	24,401
Intangible assets and goodwill at end of period	22,048	24,401
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,742
Intangible assets and goodwill at end of period	10,140	15,742
Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,402
Intangible assets and goodwill at end of period	895	1,402
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	56,859
Intangible assets and goodwill at end of period	62,167	56,859
Accumulated acquisition values
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,357,326	1,327,070
Acquisition of subsidiaries	36,443	9,065
Purchases	29,134	18,842
Disposals	(1,977)	(933)
Disposal of subsidiary	(687)
Reclassifications		0
Exchange differences	(8,441)	3,282
Intangible assets and goodwill at end of period	1,411,798	1,357,326	1,327,070
Accumulated acquisition values | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	487,685	477,865
Acquisition of subsidiaries	29,239	7,829
Purchases	0	0
Disposals	0	0
Disposal of subsidiary	0
Reclassifications		0
Exchange differences	(4,651)	1,991
Intangible assets and goodwill at end of period	512,273	487,685	477,865
Accumulated acquisition values | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	46,025	45,974
Acquisition of subsidiaries	0	0
Purchases	0	0
Disposals	0	0
Disposal of subsidiary	0
Reclassifications		0
Exchange differences	(116)	51
Intangible assets and goodwill at end of period	45,909	46,025	45,974
Accumulated acquisition values | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	669,145	667,697
Acquisition of subsidiaries	4,466	0
Purchases	2,577	1,331
Disposals	0	0
Disposal of subsidiary	0
Reclassifications		0
Exchange differences	(285)	117
Intangible assets and goodwill at end of period	675,903	669,145	667,697
Accumulated acquisition values | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	10,247	9,724
Acquisition of subsidiaries	0	0
Purchases	869	418
Disposals	(557)	(7)
Disposal of subsidiary	0
Reclassifications		95
Exchange differences	(301)	17
Intangible assets and goodwill at end of period	10,258	10,247	9,724
Accumulated acquisition values | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	144,224	125,810
Acquisition of subsidiaries	2,738	1,236
Purchases	25,688	17,093
Disposals	(1,420)	(926)
Disposal of subsidiary	(687)
Reclassifications		(95)
Exchange differences	(3,088)	1,106
Intangible assets and goodwill at end of period	167,455	144,224	125,810
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(767,290)	(695,756)
Amortization	(36,995)	(71,163)
Disposals	1,243	475
Disposal of subsidiary	416
Exchange differences	2,496	(846)
Intangible assets and goodwill at end of period	(800,130)	(767,290)	(695,756)
Accumulated amortization | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Disposal of subsidiary	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated amortization | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(21,624)	(19,387)
Amortization	(2,237)	(2,237)
Disposals	0	0
Disposal of subsidiary	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(23,861)	(21,624)	(19,387)
Accumulated amortization | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(653,403)	(606,140)
Amortization	(12,459)	(47,222)
Disposals	0	0
Disposal of subsidiary	0
Exchange differences	99	(41)
Intangible assets and goodwill at end of period	(665,763)	(653,403)	(606,140)
Accumulated amortization | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8,347)	(7,338)
Amortization	(909)	(1,024)
Disposals	157	7
Disposal of subsidiary	0
Exchange differences	234	8
Intangible assets and goodwill at end of period	(8,865)	(8,347)	(7,338)
Accumulated amortization | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(83,916)	(62,891)
Amortization	(21,390)	(20,680)
Disposals	1,086	468
Disposal of subsidiary	416
Exchange differences	2,163	(813)
Intangible assets and goodwill at end of period	(101,641)	(83,916)	(62,891)
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(6,010)	(5,935)
Impairment	(247)	(543)
Reversal of impairment	0	95
Disposals	37	458
Exchange differences	60	(85)
Intangible assets and goodwill at end of period	(6,160)	(6,010)	(5,935)
Accumulated impairment | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,063)	(1,975)
Impairment	0	0
Reversal of impairment	0	0
Disposals	0	0
Exchange differences	48	(88)
Intangible assets and goodwill at end of period	(2,015)	(2,063)	(1,975)
Accumulated impairment | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Reversal of impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated impairment | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Reversal of impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated impairment | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(498)	(498)
Impairment	0	0
Reversal of impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(498)	(498)	(498)
Accumulated impairment | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,449)	(3,462)
Impairment	(247)	(543)
Reversal of impairment	0	95
Disposals	37	458
Exchange differences	12	3
Intangible assets and goodwill at end of period	€ (3,647)	€ (3,449)	€ (3,462)